UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22745

American Funds Global High-Income Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: February 28 or 29

Date of reporting period: February 28, 2013

Steven I. Koszalka

American Funds Global High-Income Opportunities Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

 ITEM 1 – Reports to Stockholders

The right choice for the long term®

American Funds Global High-Income Opportunities FundSM

Annual report for the period ended February 28, 2013

American Funds Global High-Income Opportunities Fund seeks to provide, over the long term, a high level of total return largely comprising current income by investing significantly in higher yielding and generally lower quality debt securities of global issuers.

This fund is one of more than 40 offered by American Funds, which is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Here is the cumulative total return on a $1,000 investment with all distributions reinvested for the period ended March 31, 2013 (the most recent calendar quarter-end):

Class A shares	Lifetime (since 12/14/12)

Reflecting 3.75% maximum sales charge	–1.72%

The fund’s estimated gross expense ratio for Class A shares is 1.24% for the current fiscal year.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower.

The fund’s 30-day yield for Class A shares as of March 31, 2013, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 5.33%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

We welcome the opportunity to present to you the first annual report for American Funds Global High-Income Opportunities Fund. This report covers the time period from the fund’s inception on December 14, 2012, through the end of its fiscal period on February 28, 2013.

For the period, the fund produced a total return of 2.20%, with all distributions reinvested. By way of comparison, the unmanaged Barclays Global High Yield Index returned 1.55%, while the Lipper High Yield Funds Index gained 2.31%.

During its short lifetime, the fund produced dividends totaling just over 1.9 cents a share. This resulted in an income return of 0.19% for the period. The fund’s net asset value rose from $10.00 at inception to $10.20 at the end of the period.

As of the end of this period, 54.1% of the fund was invested in corporate bonds, notes and loans, with another 41.5% invested in non-U.S. sovereign debt. The remaining 4.4% of the fund was in short-term obligations and cash.

Cordially,

Robert H. Neithart
President

April 16, 2013

For current information about the fund, visit americanfunds.com.

In this report

Contents

1	Letter to investors

2	Investment portfolio

7	Financial statements

19	Board of trustees and other officers

American Funds Global High-Income Opportunities Fund	1

Investment portfolio February 28, 2013

Portfolio by type of security	Percent of net assets

Bonds, notes & other debt instruments — 95.57%	Principal amount (000)	Value (000)	Percent of net assets
Corporate bonds, notes & loans — 54.06%
Materials — 9.03%
JMC Steel Group Inc. 8.25% 2018[1]	$550	$587	1.15%
CEMEX Finance LLC 9.375% 2022	500	584	1.15
Reynolds Group Inc. 9.875% 2019	225	247	1.09
Reynolds Group Inc. 5.75% 2020	300	311
Inmet Mining Corp. 7.50% 2021[1]	450	482	.95
Walter Energy, Inc. 9.875% 2020[1]	275	300	.59
ArcelorMittal 7.25% 2041[2]	300	300	.59
PQ Corp. 8.75% 2018[1]	275	293	.57
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 5.75% 2021	€100	133	.57
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 7.375% 2021[1]	$150	156
FMG Resources 6.00% 2017[1]	250	262	.51
Ryerson Inc. 11.25% 2018[1]	250	257	.50
Newpage Corp., Term Loan B, 7.75% 2019[2,3,4]	250	255	.50
Consolidated Minerals Ltd. 8.875% 2016[1]	250	238	.47
Sibur Securities Ltd. 3.914% 2018[1]	200	200	.39
		4,605	9.03

Consumer discretionary — 8.96%
Boyd Gaming Corp. 9.00% 2020[1]	750	773	1.52
MGM Resorts International 6.875% 2016	500	541	1.37
MGM Resorts International 6.75% 2020[1]	150	157
Caesars Entertainment Operating Co. 11.25% 2017	300	321	1.21
Caesars Entertainment Operating Co. 9.00% 2020[1]	300	298
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	225	243	.97
CityCenter Holdings, LLC and CityCenter Finance Corp. 10.75% 2017[5]	225	250
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	400	416	.81
Toys “R” Us-Delaware, Inc. 7.375% 2016[1]	250	255	.50
Warner Music Group 11.50% 2018	200	233	.46
Laureate Education, Inc. 9.25% 2019[1]	200	218	.43
DISH DBS Corp. 4.625% 2017	200	208	.41
Goodyear Tire & Rubber Co. 6.50% 2021	200	204	.40
Jaguar Land Rover PLC 5.625% 2023[1]	175	180	.35
Univision Communications Inc., Term Loan B, 4.454% 2017[2,3,4]	149	150	.29
Netflix, Inc. 5.375% 2021[1]	125	125	.24
		4,572	8.96

American Funds Global High-Income Opportunities Fund	2

Bonds, notes & other debt instruments	Principal amount (000)		Value (000)	Percent of net assets
Telecommunication services — 8.12%
Wind Acquisition SA 11.75% 2017[1]		$150	$159
Wind Acquisition SA 7.25% 2018[1]		400	411	1.52%
Wind Acquisition SA 7.25% 2018[1]		200	207
Sprint Nextel Corp. 7.00% 2020		575	628	1.23
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[1]		475	515	1.01
Digicel Group Ltd. 8.25% 2020		250	268	.92
Digicel Group Ltd. 6.00% 2021[1]		200	200
NII Capital Corp. 10.00% 2016		450	398	.78
Trilogy International Partners, LLC 10.25% 2016[1]		375	358	.70
Cricket Communications, Inc. 7.75% 2020		350	358	.70
Telefonica Celular Del Paraguay SA 6.75% 2022[1]		250	269	.53
Frontier Communications Corp. 9.25% 2021		225	260	.51
Syniverse Holdings, Inc. 9.125% 2019		100	109	.22
			4,140	8.12

Industrials — 7.08%
CEVA Group PLC 11.625% 2016[1]		250	264
CEVA Group PLC 8.375% 2017[1]		250	260	1.89
CEVA Group PLC 11.50% 2018[1]		475	441
Nortek Inc. 8.50% 2021		525	581	1.14
RZD Capital Ltd. 8.30% 2019	RUB	15,000	501	.98
R.R. Donnelley & Sons Co. 7.25% 2018		$250	263	.76
R.R. Donnelley & Sons Co. 7.875% 2021		125	124
ADS Waste Escrow 8.25% 2020[1]		250	270	.53
Brunswick Rail Finance Ltd. 6.50% 2017		250	268	.53
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019		300	261	.51
United Rentals, Inc. 7.625% 2022		150	167	.33
HDTFS Inc. 5.875% 2020[1]		125	131	.26
GenCorp Inc. 7.125% 2021[1]		75	78	.15
			3,609	7.08

Health care — 6.60%
INC Research LLC 11.50% 2019[1]		580	622	1.22
DJO Finance LLC 8.75% 2018		225	249	1.07
DJO Finance LLC 9.875% 2018		275	295
Rotech Healthcare Inc. 10.75% 2015		425	428	.84
inVentiv Health Inc. 11.00% 2018[1]		425	373	.73
Elan Finance PLC and Elan Finance Corp. 6.25% 2019[1]		250	288	.56
VWR Funding, Inc. 7.25% 2017[1]		250	264	.52
Surgical Care Affiliates, Inc. 10.00% 2017[1]		250	260	.51
Tenet Healthcare Corp. 9.25% 2015		75	85	.50
Tenet Healthcare Corp. 4.50% 2021[1]		170	168
Kinetic Concepts, Inc. 12.50% 2019[1]		125	124	.24
Centene Corp. 5.75% 2017		100	107	.21
Symbion Inc. 8.00% 2016		100	105	.20
			3,368	6.60

Energy — 5.34%
Arch Coal, Inc. 7.25% 2021		500	430	.84
Teekay Corp. 8.50% 2020		350	378	.74
PDC Energy Inc. 7.75% 2022[1]		350	372	.73
Petróleos Mexicanos 6.50% 2041		250	296	.58
Sabine Pass Liquefaction, LLC 5.625% 2021[1]		275	284	.56
Alpha Natural Resources, Inc. 6.00% 2019		300	273	.54
Peabody Energy Corp. 6.00% 2018		250	267	.52
CONSOL Energy Inc. 8.25% 2020		225	249	.49
Energy Transfer Partners, LP 7.50% 2020		150	172	.34
			2,721	5.34

American Funds Global High-Income Opportunities Fund	3

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)	Percent of net assets
Information technology — 3.07%
First Data Corp. 11.25% 2016		$650	$646	1.52%
First Data Corp. 8.75% 2022[1,2,5]		125	130
Global A&T Electronics Ltd. 10.00% 2019[1]		275	294	.58
Freescale Semiconductor, Inc. 10.125% 2018[1]		175	195	.38
SRA International, Inc. 11.00% 2019		150	158	.31
Lawson Software, Inc. 9.375% 2019		125	141	.28
			1,564	3.07

Financials — 2.83%
Crescent Resources 10.25% 2017[1]		400	433	.85
Realogy Corp. 9.00% 2020[1]		350	403	.79
CIT Group Inc. 5.00% 2017		225	240	.47
BBVA Bancomer SA 6.50% 2021		200	227	.45
iStar Financial Inc., Series B, 9.00% 2017		125	140	.27
			1,443	2.83

Utilities — 1.78%
Texas Competitive Electric Holdings Co. LLC 11.50% 2020[1]		350	265	.52
AES Corp. 8.00% 2017		200	232	.45
NRG Energy, Inc. 6.625% 2023[1]		200	214	.42
Emgesa SA ESP 8.75% 2021	COP	300,000	197	.39
			908	1.78

Consumer staples — 1.25%
C&S Group Enterprises LLC 8.375% 2017[1]		$225	241	.47
Marfrig Holdings (Europe) BV 9.875% 2017[1]		225	236	.46
Rite Aid Corp. 9.75% 2016		150	161	.32
			638	1.25
Total corporate bonds, notes & loans			27,568	54.06

Bonds & notes of governments outside the U.S. — 41.51%
United Mexican States Government 3.50% 2017[6]	MXN	7,309	642
United Mexican States Government Global, Series A, 3.625% 2022		$442	472	6.25
United Mexican States Government, Series M20, 10.00% 2024	MXN	18,500	2,071
Turkey (Republic of) 3.00% 2021[6]	TRY	395	255
Turkey (Republic of) 9.50% 2022		1,500	985	4.25
Turkey (Republic of) 6.875% 2036		$725	927
Colombia (Republic of) Global 9.85% 2027	COP	1,230,000	1,062	3.51
Colombia (Republic of) Global 7.375% 2037		$500	727
Venezuela (Republic of) 9.25% 2027		1,500	1,546	3.03
Brazil (Federal Republic of) 6.00% 2045[6]	BRL	2,200	1,534	3.01
Iraq (Republic of) 5.80% 2028[3]		$1,500	1,376	2.70
Philippines (Republic of) 6.375% 2022	PHP	26,225	788	2.48
Philippines (Republic of) 7.75% 2031		$325	477

American Funds Global High-Income Opportunities Fund	4

Bonds, notes & other debt instruments	Principal amount (000)		Value (000)	Percent of net assets
Bonds & notes of governments outside the U.S. (continued)
Greek Government 2.00%/3.00% 2023[7]		€100	$69
Greek Government 2.00%/3.00% 2024[7]		100	67
Greek Government 2.00%/3.00% 2025[7]		100	65
Greek Government 2.00%/3.00% 2026[7]		100	63
Greek Government 2.00%/3.00% 2027[7]		100	61
Greek Government 2.00%/3.00% 2028[7]		100	59
Greek Government 2.00%/3.00% 2029[7]		100	58
Greek Government 2.00%/3.00% 2030[7]		100	56
Greek Government 2.00%/3.00% 2031[7]		100	55
Greek Government 2.00%/3.00% 2032[7]		100	54
Greek Government 2.00%/3.00% 2033[7]		100	53	2.23%
Greek Government 2.00%/3.00% 2034[7]		100	53
Greek Government 2.00%/3.00% 2035[7]		100	54
Greek Government 2.00%/3.00% 2036[7]		100	53
Greek Government 2.00%/3.00% 2037[7]		100	53
Greek Government 2.00%/3.00% 2038[7]		100	53
Greek Government 2.00%/3.00% 2039[7]		100	53
Greek Government 2.00%/3.00% 2040[7]		100	53
Greek Government 2.00%/3.00% 2041[7]		100	53
Greek Government 2.00%/3.00% 2042[7]		100	53
Russian Federation 7.50% 2018	RUB	30,000	1,043	2.05
Polish Government 5.75% 2022	PLN	2,750	989	1.94
Uruguay (Republic of) 4.25% 2027[3,6]	UYU	12,003	802	1.57
Indonesia (Republic of) 4.875% 2021		$500	557	1.09
Republic of Belarus 8.95% 2018		500	537	1.05
Slovenia (Republic of) 5.50% 2022		500	509	1.00
Morocco Government 5.50% 2042[1]		500	504	.99
Hungarian Government, Series 19/A, 6.50% 2019	HUF	110,000	503	.99
South Korean Government 5.25% 2015	KRW	500,000	492	.96
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR	5,375	482	.94
Bahrain Government 5.50% 2020		$250	275	.54
Sri Lanka (Republic of) 6.25% 2021		250	262	.51
Peru (Republic of) 7.35% 2025		150	212	.42
			21,167	41.51

Total bonds, notes & other debt instruments (cost: $48,144,000)			48,735	95.57

American Funds Global High-Income Opportunities Fund	5

Short-term securities — 1.81%	Principal amount (000)	Value (000)	Percent of net assets
GlaxoSmithKline Finance PLC 0.13% due 3/18/2013[1]	$600	$600	1.17%
General Electric Co. 0.12% due 3/1/2013	325	325	.64

Total short-term securities (cost: $925,000)		925	1.81

Total investment securities (cost: $49,069,000)		49,660	97.38
Other assets less liabilities		1,336	2.62

Net assets		$50,996	100.00%

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,614,000, which represented 28.66% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $405,000, which represented .79% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Step bond; coupon rate will increase at a later date.

Key to abbreviations and symbol

BRL = Brazilian reais

COP = Colombian pesos

€ = Euros

HUF = Hungarian forints

KRW = South Korean won

MXN = Mexican pesos

PHP = Philippine pesos

PLN = Polish zloty

RUB = Russian rubles

TRY = Turkish lira

UYU = Uruguayan pesos

ZAR = South African rand

See Notes to Financial Statements

American Funds Global High-Income Opportunities Fund	6

Financial statements

Statement of assets and liabilities	(dollars in thousands)

at February 28, 2013

Assets:
Investment securities, at value (cost: $49,069)			$49,660
Cash denominated in currencies other than U.S. dollars (cost: $19)			19
Cash			406
Receivables for:
Sales of investments	$976
Interest	962		1,938
			52,023
Liabilities:
Payables for:
Purchases of investments	1,002
Investment advisory services	22
Services provided by related parties	—	*
Other	3		1,027
Net assets at February 28, 2013			$50,996

Net assets consist of:
Capital paid in on shares of beneficial interest			$50,000
Undistributed net investment income			341
Undistributed net realized gain			66
Net unrealized appreciation			589
Net assets at February 28, 2013			$50,996

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (5,000 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$50,996	5,000	$10.20

*  Amount less than one thousand.

See Notes to Financial Statements

American Funds Global High-Income Opportunities Fund	7

Statement of operations	(dollars in thousands)

for the period December 14, 2012* to February 28, 2013

Investment income:
Income:
Interest (net of non-U.S. taxes of $12)		$597
Fees and expenses†:
Investment advisory services	$60
Administrative services	1
Auditing and legal	23
Custodian	2
Other	10
Total fees and expenses before reimbursement	96
Less reimbursement of fees and expenses	28
Total fees and expenses after reimbursement		68
Net investment income		529

Net realized loss and unrealized appreciation on investments and currency:
Net realized gain (loss) on:
Investments	86
Currency transactions	(111)	(25)
Net unrealized appreciation (depreciation) on:
Investments	591
Currency translations	(2)	589
Net realized loss and unrealized appreciation on investments and currency		564
Net increase in net assets resulting from operations		$1,093

*Commencement of operations.

†Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statement of changes in net assets	(dollars in thousands)

for the period December 14, 2012* to February 28, 2013

Operations:
Net investment income	$529
Net realized loss on investments and currency transactions	(25)
Net unrealized appreciation on investments and currency translations	589
Net increase in net assets resulting from operations	1,093

Dividends paid to shareholders from net investment income	(97)

Net capital share transactions	50,000

Total increase in net assets	50,996

Net assets:
Beginning of period	—
End of period (including undistributed net investment income: $341)	$50,996

*  Commencement of operations.

See Notes to Financial Statements

American Funds Global High-Income Opportunities Fund	8

Notes to financial statements

1. Organization

American Funds Global High-Income Opportunities Fund (the “fund”) was organized on May 25, 2012, as a Delaware statutory trust. To date, the fund has had no capital share transactions other than those relating to organization matters and the sale of 10,000 Class A shares of beneficial interest to Capital Research and Management Company (“CRMC”), the fund’s investment adviser. Operations commenced on December 14, 2012, upon the initial purchase of investment securities. The fund’s fiscal year ends on February 28. The fund is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide, over the long-term, a high level of total return largely comprising current income by investing significantly in higher yielding and generally lower quality debt securities of global issuers.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

American Funds Global High-Income Opportunities Fund	9

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant

American Funds Global High-Income Opportunities Fund	10

events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 28, 2013, all of the fund’s investment securities were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Nondiversification risks — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

American Funds Global High-Income Opportunities Fund	11

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the fund commenced operations.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; and short-term capital gains and losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the period ended February 28, 2013, the fund reclassified $91,000 from undistributed net investment income to undistributed net realized gain to align financial reporting with tax reporting.

As of February 28, 2013, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Undistributed ordinary income	$408
Gross unrealized appreciation on investment securities	1,039
Gross unrealized depreciation on investment securities	(448)
Net unrealized appreciation on investment securities	591
Cost of investment securities	49,069

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	For the period December 14, 2012* to February 28, 2013
Class A	$97
Total	$97

* Commencement of operations.

American Funds Global High-Income Opportunities Fund	12

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.57% of average daily net assets. For the period ended February 28, 2013, the investment advisory services fee was $60,000, which was equivalent to an annualized rate of 0.57% of average daily net assets.

CRMC has agreed to reimburse a portion of the fees and expenses of the fund during its start-up period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the period ending February 28, 2013, total fees and expenses reimbursed by CRMC were $28,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 28, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

American Funds Global High-Income Opportunities Fund	13

Class-specific expenses under the agreements described on the previous page for the period ended February 28, 2013, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$—	$—	$1	Not applicable
Total class-specific expenses	$—	$—	$1	Not applicable

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. The fund did not incur any expenses for trustees’ compensation during the period ended February 28, 2013.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales		Reinvestments of dividends		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period December 14, 2012* to February 28, 2013
Class A	$50,000	5,000	$—	—	$—	—	$50,000	5,000
Total net increase	$50,000	5,000	$—	—	$—	—	$50,000	5,000

*	Commencement of operations.

9. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $51,857,000 and $3,728,000, respectively, during the period ended February 28, 2013.

CRMC has agreed to bear all offering and organizational expenses of the fund. The offering costs include state and SEC registration fees. Organizational costs include administrative and legal fees. The total amount of offering and organizational expenses borne by CRMC was $9,000. These expenses are not included in the accompanying financial statements.

10. Ownership concentration

At February 28, 2013, CRMC held 100% of the fund’s outstanding shares. The ownership represents the seed money invested in the fund when it began operations on December 14, 2012.

American Funds Global High-Income Opportunities Fund	14

Financial highlights

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net assets value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[3]	Ratio of net income to average net assets[3]
Class A:
Period from 12/14/2012[4] to 2/28/2013[5]	$10.00	$.11	$.11	$.22	$(.02)	$10.20	2.20%	$50,996	.19%	.13%	1.04%

For the period 12/14/2012[4] to 2/28/2013[5]
Portfolio turnover rate for all share classes	8%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain reimbursements from CRMC. During the period shown, CRMC reimbursed other fees and expenses.
[4]	Commencement of operations.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.

See Notes to Financial Statements

American Funds Global High-Income Opportunities Fund	15

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds Global High-Income Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of American Funds Global High-Income Opportunities Fund (the “Fund”), including the investment portfolio, as of February 28, 2013, and the related statements of operations, changes in net assets, and the financial highlights for the period December 14, 2012 (commencement of operations) through February 28, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Funds Global High-Income Opportunities Fund as of February 28, 2013, the results of its operations, changes in its net assets, and the financial highlights for the period December 14, 2012 (commencement of operations) through February 28, 2013, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
April 16, 2013

American Funds Global High-Income Opportunities Fund	16

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual expenses:

The first line of the share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of the share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending account	Expenses paid	Annualized
	account value	value 2/28/2013	during period	expense ratio
Class A — actual return	$1,000.00	$1,021.98	$1.35	.64%
Class A — assumed 5% return	1,000.00	1,021.62	3.21	.64

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the current period).

The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on December 14, 2012. The “assumed 5% return” line is based on 181 days.

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal period ended February 28, 2013:

Foreign taxes	$0.001 per share
Foreign source income	$0.06 per share
U.S. government income that may be exempt from state taxation	$1,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2014, to determine the calendar year amounts to be included on their 2013 tax returns. Shareholders should consult their tax advisers.

American Funds Global High-Income Opportunities Fund	17

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an initial term through March 31, 2014. The board determined that the fund’s proposed advisory fee structure was fair and reasonable in relation to the services proposed to be provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board took into account information furnished to them throughout the year in connection with their service on boards of other American Funds, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. The board considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of administrative, compliance and shareholder services that would be provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to fund shareholders from investing in funds that are part of a large family of funds. The board concluded that the nature, extent and quality of the services provided by CRMC would benefit the fund and its shareholders.

2. Investment results

The board considered the manner in which CRMC proposed to manage the fund in light of its investment objective of providing, over the long term, a high level of total return largely comprised of current income. It also considered the proposed investment policies and restrictions of the fund and CRMC’s experience in managing similar funds. The board concluded that CRMC’s record indicated that its management of the fund should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board reviewed the proposed advisory fee schedule of the fund compared to those of other relevant funds. They observed that the fund’s proposed advisory fees and estimated expenses were at the median levels for all high-yield funds. In addition, the board reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. It noted that, to the extent there were differences between the advisory fee schedule for the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board took into account the fund’s projected total cost structure and concluded that it would be fair and reasonable in relation to the services that CRMC proposed to provide, and that the shareholders would receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s proposed relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board considered CRMC’s portfolio trading practices, noting that while CRMC would receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts that were proposed to be paid to CRMC by the fund.

5. Adviser financial information

The board noted that it had previously reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. It considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. It noted information regarding the compensation structure for CRMC’s investment professionals. The board had also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Global High-Income Opportunities Fund	18

Board of trustees and other officers

“Independent” trustees1

Name and age	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex[3] overseen by trustee	Other directorships[4] held by trustee

William H. Baribault, 67	2012	Chairman of the Board and CEO, Oakwood Enterprises(private investment and consulting)	64	None

James G. Ellis, 66	2012	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	65	Quiksilver, Inc.

Leonard R. Fuller, 66	2012	President and CEO, Fuller Consulting (financial management consulting firm)	65	None

W. Scott Hedrick, 67	2012	Founding General Partner, InterWest Partners (venture capital firm)	61	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper, 66 Chairman of the Board (Independent and Non-Executive)	2012	Private investor	67	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.

Merit E. Janow, 54	2012	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	64	The NASDAQ Stock Market LLC; Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 57	2012	Clinical Professor and Director, Accounting Program, University of Redlands	61	None

Frank M. Sanchez, 69	2012	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	61	None

Margaret Spellings, 55	2012	President and CEO, Margaret Spellings & Company (public policy and strategic consulting); President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	64	None

Steadman Upham, Ph.D., 64	2012	President and University Professor, The University of Tulsa	64	None

American Funds Global High-Income Opportunities Fund	19

“Interested” trustee5,6

Name, age and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex[3] overseen by trustee	Other directorships[4] held by trustee

John H. Smet, 56	2012	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]	20	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at 800/421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Other officers6

Name, age and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund

Robert H. Neithart, 47 President	2012	Senior Vice President — Fixed Income, Capital Research and Management Company; Senior Vice President, Capital International Research, Inc.;[7] Senior Vice President, Capital Guardian Trust Company;[7] Chairman of the Board, Capital Strategy Research, Inc.;[7] Director, The Capital Group Companies, Inc.[7]

Kristine M. Nishiyama, 42 Senior Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company[7]

Courtney R. Taylor, 38 Secretary	2012	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 45 Treasurer	2012	Vice President — Fund Business Management Group, Capital Research and Management Company

Steven I. Koszalka, 49 Assistant Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company

Brian C. Janssen, 41 Assistant Treasurer	2012	Vice President — Fund Business Management Group, Capital Research and Management Company

Dori Laskin, 61 Assistant Treasurer	2012	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Capital Research and Management Company manages the American Funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 19 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; American Funds Portfolio Series,SM which is composed of eight funds; and American Funds College Target Date Series,SM which is composed of seven funds.
[4]	This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

American Funds Global High-Income Opportunities Fund	20

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Global High-Income Opportunities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Global High-Income Opportunities Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Lit No. MFGEARX-038-0413P Litho in USA CT/10262-S36045

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2012	Not Applicable
2013	$20,000

b) Audit-Related Fees:
2012	Not Applicable
2013	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2012	Not Applicable
2013	$2,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns including returns relating to the Registrant’s investments in non-U.S. jurisdictions.

d) All Other Fees:

2012	Not Applicable
2013	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2012	$915,000
2013	$1,240,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2012	$40,000
2013	$29,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2012	$2,000
2013	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,545,000 for fiscal year 2012 and $1,870,000 for fiscal year 2013. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND

By /s/ Robert H. Neithart
Robert H. Neithart, President and Principal Executive Officer

Date: April 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert H. Neithart
Robert H. Neithart, President and Principal Executive Officer

Date: April 30, 2013

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: April 30, 2013